Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts and financing receivable, allowance for credit loss		$ 472,293	$ 303,311	$ 310,968	$ 190,777
Provision for credit losses of accounts and notes receivable		178,118	16,394	114,227
Allowance for credit loss, receivable, other, current		252,947	239,594	264,880	$ 247,336
Addition (recovery)		20,247	(5,268)	11,488
Allowance for prepayments		22,308	30,543
Provision for doubtful accounts of prepayments		(7,382)	11,710	2,839
Tangible asset impairment charges, total		0	0	0
Impairment of long-lived assets to be disposed of		$ 0	0
Revenue, performance obligation, description of payment terms		The payment terms usually include, but are not limited to, the following billing stages: 1) signing of the sales contract, approximately between 20% - 40% of the contract price, 2) before delivery 30% - 40%, 3) completion of the delivery or instalment, approximately between 10% - 30% of the contract price, and 4) completion of a warranty period, approximately within 10% of the contract price. The completion of a warranty period is only passage of time and would not make the Company probable to not able to bill the remaining approximately 10% of the contract price.
Contract with customer, liability, revenue recognized		$ 1,753,808	1,629,501	931,131
Defined contribution plan, cost		$ 257,024	233,008	249,284
Income tax examination, description		with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded
Income tax examination, penalties and interest accrued		$ 0	$ 0	$ 0
Statutory reserve description		Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end).
Tongsheng Intelligen [Member]
Subsidiary, ownership percentage, noncontrolling owner		30.00%
Singapore [Member]
Goods and services tax rate		8.00%
Singapore [Member] | Subsequent Event [Member]
Goods and services tax rate	9.00%
Use Rights [Member]
Finite-lived intangible asset, useful life		50 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Finite-lived intangible asset, useful life		5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Finite-lived intangible asset, useful life		3 years
Technology-Based Intangible Assets [Member] | Maximum [Member]
Finite-lived intangible asset, useful life		5 years
Technology-Based Intangible Assets [Member] | Minimum [Member]
Finite-lived intangible asset, useful life		3 years